real estate joint ventures and investment in associate - Commitments and contingent liabilities (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
real estate joint venture
Advances	$ 18,518	$ 18,474	$ 16,579
Real estate joint ventures
real estate joint venture
Construction financing amount	342	342
Real estate joint ventures | TELUS Corporation Construction Credit Facility
real estate joint venture
Construction financing amount	114	114
Undrawn		10
Advances	114	104
Real estate joint ventures | Construction Credit Facility - Other
real estate joint venture
Construction financing amount	228	228
TELUS Sky real estate joint venture
real estate joint venture
Real estate joint venture approximate total capital spending	475	450
Contractual capital commitments	$ 23	$ 37
Percentage of financing provided	33.333%
Construction financing amount	$ 342
TELUS Sky real estate joint venture | Three Canadian financial institutions
real estate joint venture
Percentage of financing provided	66.667%